UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Smaller Companies
Fund
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Templeton
Global Smaller Companies for the 12-month reporting period
ended August 31, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.
com . Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Templeton Global Equity Group
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Report of Independent Registered
Public Accounting Firm 31
Tax Information 32
Board Members and Officers 33
Shareholder Information 38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Templeton Global Smaller Companies Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider the company’s
price/earnings ratio, profit margins and liquidation value. We may consider selling a security when we believe the security has become overvalued due to either its price appreciation
or changes in the company’s fundamentals, when we believe
that the market capitalization of a security has become
too large, or when we believe another security is a more
attractive investment opportunity.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Global small-cap stocks overall rose during the 12-month
reporting period. After reaching a low in mid-October 2022,
stocks rallied as many investors hoped the U.S. Federal
Reserve (Fed) would soon slow the pace of its policy
tightening, but this optimism faded and equities worldwide
collectively ended 2022 with a significant loss. A strong rally in January 2023 was followed by heightened volatility in
March due to banking turmoil in the U.S. and Switzerland.
However, fairly quick action by authorities in both countries to stem potential contagion calmed investors. During the
latter part of the period, global small-cap equities benefited from easing concerns about the banking industry, passage
of legislation that suspended the U.S. debt ceiling, first-
quarter corporate earnings reports that generally exceeded
consensus estimates, and several central banks’ slower
pace or pausing of interest-rate hikes.
Q. How did we respond to these changing market
conditions?
A. First and foremost, we are bottom-up stock pickers. We
do our best to articulate our macro views in our modeling
and recommendations. During the year, we remained biased
toward higher-quality businesses and focused on “growth
at a reasonable price” (GARP) screens and companies that
have limited exposure to rising interest rates. The “growth”
in “GARP” revolved across numerous themes including
automation, outsourcing, health and wellness, near-shoring
and digitalization, to name a few.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +11.15% cumulative total return. In comparison,
the MSCI ACWI Small Cap Index-NR, which measures
performance of small capitalization companies in global
developed and emerging markets, posted a +8.67%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Outperformance was due primarily to stock selection,
primarily in the health care, real estate and consumer
discretionary sectors. This is encouraging, as we expect
our brand of fundamental value investing to benefit from
normalizing market conditions following a protracted period
of ultra-loose monetary policy and unprecedented fiscal
stimulus. Our focus on value at the individual security
level helped the Fund deliver strong absolute and relative
performance.
Asics, a Japan-based global company providing shoes,
sportswear and other sporting goods to athletes around the
world, was the top individual stock contributor for the period.
The company’s competitive advantage is in its focus on
high-end and high-quality running shoes, which has helped
Geographic Composition
8/31/23
% of Total
Net Assets
North America 44.3%
Europe 29.2%
Asia 18.9%
Latin America & Caribbean 2.9%
Short-Term Investments & Other Net Assets 4.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Smaller Companies Fund

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Annual Report
Asics grow internationally by gaining recognition as a market leader in quality.
Gerresheimer, a Germany-based leading pharmaceutical
packaging company that produces glass and plastic primary
packaging, syringes, inhalation packaging, and drug-delivery devices, was the top relative contributor in the health care sector. The company, in our view, offers exposure to the
increase in global pharmaceutical consumption, including
faster-growing specialist pharmaceutical products. With its
growing portfolio of biologic offerings, patch pumps and pre-
filled syringes, we believe Gerresheimer is well-equipped for a resilient growth path despite economic uncertainty. After a period of high investment, Gerresheimer is now beginning to
see revenue and profit margins accelerate. Newly launched
high-value solutions should support profit margin expansion
over time, in our view.
Regionally, stock selection in Europe and Asia ex-Japan
contributed to relative performance for the year.
*
Does not include cash and cash equivalents.
Q. What were the leading detractors from performance?
A. Stock selection in the materials and financials sectors and an underweight in the energy sector detracted from relative
performance for the period.
The shares of U.S.-based investment manager
AllianceBernstein were negatively impacted by ongoing
stock market volatility during the period. Since going into
a tailspin in the late 2000s, AllianceBernstein has since
reinvented itself. It has diversified its equities business away from what was primarily a deep-value offering into more
specialized non-traditional areas like global, concentrated
growth, small cap and low volatility. It has also expanded its fixed income business into global high income and has built
up a higher-fee, alternative strategies offering. We believe this strategy shift has made the company better positioned to retain assets in challenging market conditions.
Elsewhere, Tsumura, a Japanese manufacturer and
distributor of traditional Kampo medicine (herbal drugs made from natural ingredients) detracted from relative returns.
We still see compelling long-term value in Tsumura, which
is essentially a monopoly business with a dominant market
share in the Japanese Kampo drug business. Its massive
scale advantages in a highly regulated market make entry
barriers to potential competitors extremely high. We believe further profit margin expansion can come from improved
manufacturing and the enhancement and streamlining of its
procurement systems.
Regionally, stock selection in Latin America and the U.K
detracted from relative returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Although there were no significant changes during the
reporting period, we actively tried to reduce geopolitical
risk as much as possible and focus on bottom-up thematic
research that drives not only growth at a reasonable price,
but also with less risk. As a result, we took advantage of
several opportunities that reduced the geopolitical risk of the
Fund.
The Fund remains focused on the “core” part of the market
with a balanced exposure to growth and value factors. We
will continue to search for opportunities where we believe
stocks are trading at a significant discount to their intrinsic value.
Top 10 Countries*
8/31/23
a
% of Total
Net Assets
a a
United States 42.4%
Japan 8.2%
Italy 6.1%
Switzerland 6.1%
Taiwan 6.0%
Germany 4.5%
United Kingdom 4.1%
Sweden 2.3%
Netherlands 2.0%
Canada 1.9%
Top 10 Holdings
8/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Siegfried Holding AG 2.1%
Life Sciences Tools & Services, Switzerland
Asics Corp. 2.0%
Textiles, Apparel & Luxury Goods, Japan
OneSpaWorld Holdings Ltd. 2.0%
Diversified Consumer Services, Bahamas
MGP Ingredients, Inc. 1.8%
Beverages, United States
NCR Corp. 1.8%
Software, United States
Interpump Group SpA 1.8%
Machinery, Italy
Crown Holdings, Inc. 1.8%
Containers & Packaging, United States
Gerresheimer AG 1.8%
Life Sciences Tools & Services, Germany
Hillenbrand, Inc. 1.7%
Machinery, United States
TriMas Corp. 1.7%
Containers & Packaging, United States

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Kyle Denning, CFA
Katie Ylijoki, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2023
Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +11.15% +5.03%
5-Year +12.24% +1.19%
10-Year +59.47% +4.19%
Advisor
1-Year +11.40% +11.40%
5-Year +13.60% +2.58%
10-Year +63.41% +5.03%
See page 8 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/31/13–8/31/23)
Advisor Class
(8/31/13–8/31/23)

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region , the Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consid-
erations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small cap equity securities in global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0585 $0.1970 $0.2555
C – $0.1970 $0.1970
R6 $0.0970 $0.1970 $0.2940
Advisor $0.0840 $0.1970 $0.2810
Total Annual Operating Expenses
6
Share Class
A 1.31%
Advisor 1.06%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,017.20 $6.56 $1,018.70 $6.56 1.29%
C $1,000 $1,012.30 $10.35 $1,014.92 $10.36 2.04%
R6 $1,000 $1,019.40 $4.71 $1,020.54 $4.72 0.93%
Advisor $1,000 $1,018.20 $5.29 $1,019.96 $5.29 1.04%

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.24 $12.67 $9.16 $8.66 $10.39
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.05 0.06 0.04 0.08
Net realized and unrealized gains (losses) ........... 0.81 (3.30) 3.72 0.67 (1.09)
Total from investment operations .................... 0.90 (3.25) 3.78 0.71 (1.01)
Less distributions from:
Net investment income .......................... (0.06) (0.03) (0.08) (0.09) (0.07)
Net realized gains ............................. (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ............................... (0.26) (1.18) (0.27) (0.21) (0.72)
Net asset value, end of year ....................... $8.88 $8.24 $12.67 $9.16 $8.66
Total return
c
................................... 11.15% (27.76)% 41.91% 8.08% (8.86)%
Ratios to average net assets
Expenses
d
.................................... 1.30% 1.31% 1.31% 1.38% 1.33%
Net investment income ........................... 1.06% 0.51% 0.55% 0.45% 0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $794,020 $799,689 $1,203,490 $921,018 $998,891
Portfolio turnover rate ............................ 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.64 $11.88 $8.60 $8.15 $9.82
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02 (0.03) (0.02) (0.03) 0.01
Net realized and unrealized gains (losses) ........... 0.75 (3.06) 3.49 0.63 (1.03)
Total from investment operations .................... 0.77 (3.09) 3.47 0.60 (1.02)
Less distributions from:
Net investment income .......................... — — (—)
c
(0.03) —
Net realized gains ............................. (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ............................... (0.20) (1.15) (0.19) (0.15) (0.65)
Net asset value, end of year ....................... $8.21 $7.64 $11.88 $8.60 $8.15
Total return
d
................................... 10.25% (28.25)% 40.84% 7.25% (9.60)%
Ratios to average net assets
Expenses
e
.................................... 2.06% 2.06% 2.06% 2.13% 2.08%
Net investment income (loss) ...................... 0.27% (0.28)% (0.23)% (0.32)% 0.12%
Supplemental data
Net assets, end of year (000’s) ..................... $4,875 $6,116 $11,344 $11,509 $17,373
Portfolio turnover rate ............................ 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.30 $12.74 $9.22 $8.69 $10.44
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.09 0.10 0.07 0.11
Net realized and unrealized gains (losses) ........... 0.82 (3.32) 3.73 0.69 (1.10)
Total from investment operations .................... 0.94 (3.23) 3.83 0.76 (0.99)
Less distributions from:
Net investment income .......................... (0.10) (0.06) (0.12) (0.11) (0.11)
Net realized gains ............................. (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ............................... (0.30) (1.21) (0.31) (0.23) (0.76)
Net asset value, end of year ....................... $8.94 $8.30 $12.74 $9.22 $8.69
Total return .................................... 11.59% (27.49)% 42.37% 8.55% (8.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.96% 0.98% 1.00% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.93% 0.95% 0.97% 0.98% 0.96%
Net investment income ........................... 1.43% 0.88% 0.89% 0.84% 1.24%
Supplemental data
Net assets, end of year (000’s) ..................... $75,063 $73,802 $104,097 $78,551 $85,377
Portfolio turnover rate ............................ 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.31 $12.76 $9.23 $8.71 $10.45
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.08 0.09 0.06 0.10
Net realized and unrealized gains (losses) ........... 0.81 (3.33) 3.74 0.68 (1.09)
Total from investment operations .................... 0.92 (3.25) 3.83 0.74 (0.99)
Less distributions from:
Net investment income .......................... (0.08) (0.05) (0.11) (0.10) (0.10)
Net realized gains ............................. (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ............................... (0.28) (1.20) (0.30) (0.22) (0.75)
Net asset value, end of year ....................... $8.95 $8.31 $12.76 $9.23 $8.71
Total return .................................... 11.40% (27.59)% 42.27% 8.32% (8.60)%
Ratios to average net assets
Expenses
c
..................................... 1.05% 1.06% 1.06% 1.13% 1.08%
Net investment income ........................... 1.31% 0.76% 0.80% 0.68% 1.12%
Supplemental data
Net assets, end of year (000’s) ..................... $39,007 $40,999 $63,954 $47,466 $57,452
Portfolio turnover rate ............................ 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Schedule of Investments, August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 93.8%
Bahamas 1.9%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 16,911,672
Belgium 1.4%
Barco NV ...................... Electronic Equipment, Instruments &
Components 607,543 13,041,346
Brazil 0.9%
Camil Alimentos SA ............... Food Products 5,051,600 8,672,888
Canada 1.9%
Canaccord Genuity Group, Inc. ...... Capital Markets 753,200 4,742,680
Canadian Western Bank ........... Banks 459,479 8,937,997
North West Co., Inc. (The) .......... Consumer Staples Distribution & Retail 171,000 3,859,045
17,539,722
China 1.0%
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,914,042 8,818,050
Finland 1.5%
Huhtamaki OYJ .................. Containers & Packaging 401,631 13,796,591
France 0.1%
Kaufman & Broad SA ............. Household Durables 33,598 968,589
Germany 4.5%
b
Adesso SE ..................... IT Services 36,474 4,563,973
Gerresheimer AG ................ Life Sciences Tools & Services 123,682 16,054,598
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 276,556 8,097,028
Rational AG .................... Machinery 16,473 12,548,870
41,264,469
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 11,280,840
VTech Holdings Ltd. .............. Communications Equipment 775,800 4,735,880
16,016,720
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 365,174 9,164,137
India 1.0%
Exide Industries Ltd. .............. Automobile Components 2,827,836 9,117,010
Italy 6.1%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 184,168 15,220,140
c
Carel Industries SpA, 144A, Reg S ... Building Products 186,983 5,253,571
Interpump Group SpA ............. Machinery 323,981 16,379,665
Sanlorenzo SpA ................. Leisure Products 125,413 5,037,019
c
Technogym SpA, 144A, Reg S ...... Leisure Products 1,634,415 13,968,699
55,859,094
Japan 8.2%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 511,000 18,602,114
Bunka Shutter Co. Ltd. ............ Building Products 537,400 4,019,925
CKD Corp. ..................... Machinery 303,300 4,186,064
Digital Garage, Inc. ............... IT Services 390,100 10,035,155
Idec Corp. ...................... Electrical Equipment 231,500 4,834,371
IDOM, Inc. ..................... Specialty Retail 1,432,500 7,711,675
Meitec Corp. .................... Professional Services 277,600 4,860,760
TechnoPro Holdings, Inc. .......... Professional Services 332,700 8,161,327

Templeton Global Smaller Companies Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Tsumura & Co. .................. Pharmaceuticals 644,700 $ 12,150,966
74,562,357
Netherlands 2.0%
Flow Traders Ltd. ................ Capital Markets 222,759 4,512,338
SBM Offshore NV ................ Energy Equipment & Services 971,871 14,080,535
18,592,873
South Korea 1.0%
BNK Financial Group, Inc. .......... Banks 910,901 4,684,063
DGB Financial Group, Inc. .......... Banks 841,511 4,758,498
9,442,561
Sweden 2.3%
b,c
Dometic Group AB, 144A .......... Automobile Components 1,320,778 8,462,390
c
Thule Group AB, 144A, Reg S ....... Leisure Products 436,184 12,608,230
21,070,620
Switzerland 6.1%
Bucher Industries AG ............. Machinery 37,115 15,214,330
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 8,696,783
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 86,356 12,148,804
Siegfried Holding AG .............. Life Sciences Tools & Services 21,358 19,279,564
55,339,481
Taiwan 6.0%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 798,000 4,512,709
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 3,924,432 12,718,467
Giant Manufacturing Co. Ltd. ........ Leisure Products 585,311 3,591,036
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 5,207,000 12,512,916
Merida Industry Co. Ltd. ........... Leisure Products 1,329,000 8,029,556
Nien Made Enterprise Co. Ltd. ...... Household Durables 534,000 5,002,140
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,416,000 8,382,186
54,749,010
United Kingdom 4.1%
Greggs plc ..................... Hotels, Restaurants & Leisure 351,438 10,955,936
Man Group plc .................. Capital Markets 4,470,960 11,981,833
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 205,183 5,757,357
Persimmon plc .................. Household Durables 311,957 4,205,583
Savills plc ...................... Real Estate Management & Development 387,773 4,472,657
37,373,366
United States 41.0%
Academy Sports & Outdoors, Inc. .... Specialty Retail 69,400 3,787,158
Advanced Drainage Systems, Inc. .... Building Products 55,000 7,048,800
Alamo Group, Inc. ................ Machinery 81,215 13,940,555
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 365,164 7,683,050
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 197,612 14,492,864
b
Crown Holdings, Inc. .............. Containers & Packaging 173,800 16,104,308
a
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 8,244 4,361,818
a
Freshpet, Inc. ................... Food Products 147,400 11,130,174
Hillenbrand, Inc. ................. Machinery 320,834 15,541,199
Huntington Bancshares, Inc. ........ Banks 1,132,756 12,562,264
a,b
ICON plc ....................... Life Sciences Tools & Services 46,872 12,183,908

Templeton Global Smaller Companies Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 176,436 $ 15,051,755
Janus Henderson Group plc ........ Capital Markets 348,953 9,585,739
John Bean Technologies Corp. ...... Machinery 104,783 11,516,699
a,b
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 83,800 14,480,640
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 627,893 10,065,125
LCI Industries ................... Automobile Components 70,913 8,883,981
Lear Corp. ..................... Automobile Components 63,662 9,173,058
a,b
Leonardo DRS, Inc. .............. Aerospace & Defense 630,700 10,797,584
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 834,800 11,495,196
a
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 6,157,919
Lithia Motors, Inc., A .............. Specialty Retail 20,867 6,427,453
ManpowerGroup, Inc. ............. Professional Services 102,322 8,070,136
b
MGP Ingredients, Inc. ............. Beverages 137,900 16,534,210
a
Middleby Corp. (The) ............. Machinery 47,600 6,930,084
Miller Industries, Inc. .............. Machinery 203,700 8,148,000
a,b
NCR Corp. ..................... Software 533,000 16,395,080
b
Patrick Industries, Inc. ............. Automobile Components 88,434 7,396,620
Sealed Air Corp. ................. Containers & Packaging 254,500 9,431,770
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 92,076 4,632,343
a
Sonos, Inc. ..................... Household Durables 606,100 8,352,058
Spirit AeroSystems Holdings, Inc., A .. Aerospace & Defense 120,600 2,571,192
a
Texas Capital Bancshares, Inc. ...... Banks 184,270 11,505,819
TriMas Corp. .................... Containers & Packaging 590,803 15,479,039
TrustCo Bank Corp. .............. Banks 461,894 13,150,122
Voya Financial, Inc. ............... Financial Services 127,085 8,855,283
Winnebago Industries, Inc. ......... Automobiles 69,564 4,511,225
374,434,228
Total Common Stocks (Cost $631,794,569) .....................................
856,734,784
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 463,171
Total Warrants (Cost $–) ......................................................
463,171
Units
Limited Partnerships 1.4%
United States 1.4%
AllianceBernstein Holding LP ....... Capital Markets 422,465 13,083,741
Total Limited Partnerships (Cost $5,488,905) ...................................
13,083,741
Total Long Term Investments (Cost $637,283,474) ...............................
870,281,696

Templeton Global Smaller Companies Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 4.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.0%
United States 4.0%
d
FHLB, 9/01/23 .................. 36,100,000 $ 36,100,000
Total U.S. Government and Agency Securities (Cost $36,100,000) .................
36,100,000
a a a a a
Total Short Term Investments (Cost $36,100,000 ) ................................
36,100,000
a a a
Total Investments (Cost $673,383,474) 99.3% ...................................
$906,381,696
Other Assets, less Liabilities 0.7% .............................................
6,582,614
Net Assets 100.0% ...........................................................
$912,964,310
a a a
See Abbreviations on page 30 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2023. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $52,441,694, representing 5.7% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $673,383,474
Value - Unaffiliated issuers (Includes securities loaned of $45,418,082) ................................. $906,381,696
Cash .................................................................................... 5,083,015
Receivables:
Investment securities sold ................................................................... 99
Capital shares sold ........................................................................ 216,225
Dividends ............................................................................... 2,830,782
European Union tax reclaims (Note 1 d ) ......................................................... 810,564
Total assets .......................................................................... 915,322,381
Liabilities:
Payables:
Investment securities purchased .............................................................. 113,477
Capital shares redeemed ................................................................... 845,279
Management fees ......................................................................... 685,278
Distribution fees .......................................................................... 173,559
Transfer agent fees ........................................................................ 211,090
Trustees' fees and expenses ................................................................. 5,798
Accrued expenses and other liabilities ........................................................... 323,590
Total liabilities ......................................................................... 2,358,071
Net assets, at value ................................................................. $912,964,310
Net assets consist of:
Paid-in capital ............................................................................. $707,076,242
Total distributable earnings (losses) ............................................................. 205,888,068
Net assets, at value ................................................................. $912,964,310

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $794,019,566
Shares outstanding ........................................................................ 89,449,998
Net asset value per share
a
.................................................................. $8.88
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $9.40
Class C:
Net assets, at value ....................................................................... $4,874,950
Shares outstanding ........................................................................ 593,954
Net asset value and maximum offering price per share
a
............................................. $8.21
Class R6:
Net assets, at value ....................................................................... $75,063,061
Shares outstanding ........................................................................ 8,398,193
Net asset value and maximum offering price per share ............................................. $8.94
Advisor Class:
Net assets, at value ....................................................................... $39,006,733
Shares outstanding ........................................................................ 4,357,281
Net asset value and maximum offering price per share ............................................. $8.95
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $1,892,242)
Unaffiliated issuers ........................................................................ $19,713,432
Interest:
Unaffiliated issuers ........................................................................ 1,567,222
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 72,796
Non-controlled affiliates (Note 3 f ) ............................................................. 33,764
Other income (Note 1 d ) ...................................................................... 188,019
Total investment income ................................................................... 21,575,233
Expenses:
Management fees (Note 3 a ) ................................................................... 8,040,444
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,985,215
    Class C ................................................................................ 55,055
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,193,065
    Class C ................................................................................ 8,272
    Class R6 ............................................................................... 26,332
    Advisor Class ............................................................................ 59,008
Custodian fees ............................................................................. 44,351
Reports to shareholders fees .................................................................. (76,979)
Registration and filing fees .................................................................... 103,208
Trustees' fees and expenses .................................................................. 115,647
Other .................................................................................... 33,686
Total expenses ......................................................................... 11,587,304
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (6,159)
Net expenses ......................................................................... 11,581,145
Net investment income ................................................................ 9,994,088
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (34,095,942)
Foreign currency transactions ................................................................ (250,670)
Net realized gain (loss) .................................................................. (34,346,612)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 120,142,727
Translation of other assets and liabilities denominated in foreign currencies .............................. 103,407
Net change in unrealized appreciation (depreciation) ............................................ 120,246,134
Net realized and unrealized gain (loss) ............................................................ 85,899,522
Net increase (decrease) in net assets resulting from operations .......................................... $95,893,610

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Global Smaller Companies Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,994,088 $6,355,469
Net realized gain (loss) ................................................. (34,346,612) 37,171,757
Net change in unrealize d appreciation (depreciation) ........................... 120,246,134 (411,881,459)
Net increase (decrease) in net assets resulting from operations ................ 95,893,610 (368,354,233)
Distributions to shareholders:
Class A ............................................................. (24,014,783) (109,936,819)
Class C ............................................................. (146,098) (1,038,272)
Class R6 ............................................................ (2,578,482) (9,983,983)
Advisor Class ........................................................ (1,292,389) (5,790,108)
Total distributions to shareholders .......................................... (28,031,752) (126,749,182)
Capital share transactions: (Note 2 )
Class A ............................................................. (64,806,697) 26,965,139
Class C ............................................................. (1,630,286) (1,352,423)
Class R6 ............................................................ (4,350,188) 8,004,634
Advisor Class ........................................................ (4,716,744) (792,886)
Total capital share transactions ............................................ (75,503,915) 32,824,464
Net increase (decrease) in net assets ................................... (7,642,057) (462,278,951)
Net assets:
Beginning of year ....................................................... 920,606,367 1,382,885,318
End of year ........................................................... $912,964,310 $920,606,367

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2023, the Fund held $46,526,648 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund’s shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,549,946 $38,550,465 4,785,160 $49,830,182
Shares issued in reinvestment of distributions .......... 2,815,556 23,045,020 9,930,700 105,563,343
Shares redeemed ............................... (14,952,591) (126,402,182) (12,700,284) (128,428,386)
Net increase (decrease) .......................... (7,587,089) $(64,806,697) 2,015,576 $26,965,139
Class C Shares:
Shares sold ................................... 134,459 $1,049,583 92,217 $950,507
Shares issued in reinvestment of distributions .......... 19,221 145,887 104,131 1,030,896
Shares redeemed
a
.............................. (360,489) (2,825,756) (350,576) (3,333,826)
Net increase (decrease) .......................... (206,809) $(1,630,286) (154,228) $(1,352,423)
Class R6 Shares:
Shares sold ................................... 1,257,472 $10,656,433 1,918,742 $20,034,439
Shares issued in reinvestment of distributions .......... 237,526 1,955,313 698,035 7,455,014
Shares redeemed ............................... (1,984,060) (16,961,934) (1,899,728) (19,484,819)
Net increase (decrease) .......................... (489,062) $(4,350,188) 717,049 $8,004,634
Advisor Class Shares:
Shares sold ................................... 452,420 $3,874,201 670,605 $6,954,214
Shares issued in reinvestment of distributions .......... 152,200 1,254,838 517,319 5,540,487
Shares redeemed ............................... (1,178,653) (9,845,783) (1,269,618) (13,287,587)
Net increase (decrease) .......................... (574,033) $(4,716,744) (81,694) $(792,886)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2023, the gross effective investment management fee rate was 0.880% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2023, the Fund paid transfer agent fees of $1,286,677, of which $342,931 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $22,305
CDSC retained .............................................................................. $1,853
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $27,614 $35,475,787 $(35,503,401) $— $— $— — $33,764
Total Affiliated Securities ... $27,614 $35,475,787 $(35,503,401) $— $— $— $33,764
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 202 3 .
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2023 and 2022, was as follows:
At August 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2023, aggregated
$112,004,009 and $213,675,547, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $16,682,852
Long term ................................................................................ 19,416,534
Total capital loss carryforwards ............................................................... $36,099,386
2023 2022
Distributions paid from:
Ordinary income .......................................................... $6,840,920 $5,474,148
Long term capital gain ...................................................... 21,190,832 121,275,034
$28,031,752 $126,749,182
Cost of investments .......................................................................... $675,413,091
Unrealized appreciation ........................................................................ $284,190,103
Unrealized depreciation ........................................................................ (53,221,498)
Net unrealized appreciation (depreciation) .......................................................... $230,968,605
Distributable earnings:
Undistributed ordinary income ................................................................... $10,280,493
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 16,911,672 $ — $ — $ 16,911,672
Belgium .............................. — 13,041,346 — 13,041,346
Brazil ................................ 8,672,888 — — 8,672,888
Canada .............................. 17,539,722 — — 17,539,722
China ............................... — 8,818,050 — 8,818,050
Finland .............................. — 13,796,591 — 13,796,591
France ............................... — 968,589 — 968,589
Germany ............................. — 41,264,469 — 41,264,469

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Hong Kong ........................... $ — $ 16,016,720 $ — $ 16,016,720
Hungary ............................. 9,164,137 — — 9,164,137
India ................................ — 9,117,010 — 9,117,010
Italy ................................. — 55,859,094 — 55,859,094
Japan ............................... — 74,562,357 — 74,562,357
Netherlands ........................... 4,512,338 14,080,535 — 18,592,873
South Korea .......................... — 9,442,561 — 9,442,561
Sweden .............................. — 21,070,620 — 21,070,620
Switzerland ........................... 8,696,783 46,642,698 — 55,339,481
Taiwan ............................... — 54,749,010 — 54,749,010
United Kingdom ........................ 10,230,014 27,143,352 — 37,373,366
United States .......................... 374,434,228 — — 374,434,228
Warrants .............................. 463,171 — — 463,171
Limited Partnerships ...................... 13,083,741 — — 13,083,741
Short Term Investments ................... — 36,100,000 — 36,100,000
Total Investments in Securities ........... $463,708,694 $442,673,002
a
$— $906,381,696
a
Includes foreign securities valued at $406,573,002, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
8. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Templeton Global Smaller Companies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Smaller Companies Fund (the "Fund") as of August 31, 2023, the related statement of operations for the year ended
August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Smaller Companies Fund
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intend s t o elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign s ource income earned by the Fund during the fiscal year ended August 31, 202 3 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $21,190,832
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $4,934,625
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $15,635,693
Section 163(j) Interest Earned §163(j) $808,684
Amount Reported
Foreign Taxes Paid $1,788,807
Foreign Source Income Earned $8,261,537

Templeton Global Smaller Companies Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2004 and Lead
Independent
Trustee
since 2007
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2004 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board, Vice
President and
Trustee
Chairman of the
Board and Vice
President since
January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
Since 2015 and
Secretary since
September 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
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general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
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Shareholder Information

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Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL SMALLER COMPANIES FUND
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of the Fund, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Investment Counsel, LLC (TICL) and the Fund and the
investment sub-advisory agreement between TICL and
Franklin Templeton Investments Corp. (Sub-Adviser), an
affiliate of TICL, on behalf of the Fund (each a Management
Agreement) for the period May 1, 2023 through June 30,
2023 (Stub Period). The Independent Trustees noted that
the Fund’s annual contract review was historically held at the
February Board meeting and that management proposed
to move the contract review to the May Board meeting.
The Independent Trustees further noted management’s
explanation that, to effect this change, the Board needed to consider the renewal of the Fund’s Management Agreements
prior to their current April 30, 2023 expiration date. The
Independent Trustees also noted that management would
ask them to consider the continuation of the Management
Agreements again at the May Board meeting for the
12-month period beginning July 1, 2023. The Independent
Trustees received advice from and met separately with
Independent Trustee counsel in considering whether to
approve the continuation of each Management Agreement
for the Stub Period. TICL and the Sub-Adviser are each
referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of
requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent
Trustees in connection with the annual contract renewal
process. In addition, prior to the March Meeting, the
Independent Trustees held a virtual contract renewal
meeting at which the Independent Trustees first conferred
amongst themselves and Independent Trustee counsel
about contract renewal matters; then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged

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management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional global small-/mid-cap funds.
The Customized Performance Group also provided for the
Board’s consideration included funds that are value style and invest only in stocks that have total market capitalizations not exceeding the lesser of: (1) the highest float-adjusted market capitalization in the Fund’s benchmark (MSCI All Country
World Small Cap Index-NR), or (2) $10 billion, at the time of purchase. The Board noted that the Fund’s annualized total
return for the one-year period was above the median of its
Performance Universe, but for the three-, five- and 10-year
periods was below the median of its Performance Universe.
The Board further noted that the Fund’s annualized total
return for the one-, five-, and 10-year periods was equal to the median of its Customized Performance Group, but for the
three-year period was below the median of its Customized
Performance Group. The Board further noted the small
size of the Fund’s Customized Performance Group for the
five- and 10-year periods and that therefore no quintile
information was provided for the Fund for those periods.
The Board discussed the performance of the Fund
with management and management explained that the
Performance Universe for the Fund was not directly
comparable to the Fund as the Performance Universe
is not comprised solely of small-capitalization funds, but
also includes funds with larger market capitalizations.
Management also explained that the Fund is limited to
purchasing securities with market capitalizations that
do not exceed the lesser of (i) the highest float-adjusted
market capitalization in the Fund’s benchmark, or (2) $10
billion, at the time of purchase, whereas other funds in the
Performance Universe can purchase securities with higher
market capitalizations. Management also explained that the
foregoing are the reasons management asked Broadridge
to include the Performance Customized Peer Group which
is comprised of value style funds that invest only in stocks that have total market capitalizations that do not exceed the lesser of (i) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10 billion, at the time of
purchase, which is consistent with the Fund’s strategy.
Management further explained that particular sectors (such
as consumer discretionary, industrials and information
technology) and overall stock selection contributed to the
Fund’s relative longer-term underperformance, as well as the
Fund’s underweight position to US stocks which led market
returns in recent years. Management then discussed with the
Board the actions that are being taken in an effort to improve the performance of the Fund, noting its confidence in the
current portfolio positioning of the Fund and enhancements
made to portfolio management team resources. The Board
concluded that the Fund’s Management Agreement should
be continued for the Stub Period, while management’s
efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly

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and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund, one
other global small-/mid-cap fund, four global multi-cap value funds, five global multi-cap core funds, one global multi-cap growth fund and four global large-cap growth funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were above the medians of its
Expense Group. The Board discussed with management the
composition of the Fund’s Expense Group and management
explained that the Expense Group is not directly comparable
to the Fund, as none of the other 15 funds in the Expense
Group focused on investments in smaller capitalization
companies similar to the Fund. Management also explained
that the Fund’s quintile rankings improved to the first quintile for the Management Rate and the actual total expense ratio
when the Fund’s expenses were compared to those of a
customized expense group, which was comprised of funds
that are value style funds that invest only in stocks that have total market capitalizations that do not exceed the lesser
of: (i) the highest float-adjusted market capitalization in the
Fund’s benchmark, or (2) $10 billion, at the time of purchase.
The Board noted that the Fund’s Sub-Adviser is paid by TICL
out of the management fee TICL receives from the Fund and
that the allocation of the fee between TICL and the Sub-
Adviser reflected the services provided by each to the Fund.
After consideration of the above, the Board concluded that
the Management Rate charged to the Fund and the sub-
advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Managers and
their affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these

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factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
each Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board noted the recent improving absolute and relative
performance of the Fund. The Board determined that the
conclusions it made at the March Meeting had not changed.
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
Factors and conclusions, the Board unanimously approved
the continuation of the Management Agreements for an
additional twelve-month period beginning July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably

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Annual Report
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

103 A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
Templeton Investment Counsel, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,485 for the fiscal year ended August 31, 2023 and $45,764 for the fiscal year ended August 31, 2022.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,000 for the fiscal year ended August 31, 2023 and $3,000 for the fiscal year ended August 31, 2022. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended August 31, 2023, and $0 for the fiscal year ended August 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,215 for the fiscal year ended August 31, 2023 and $181,126 for the fiscal year ended August 31, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $110,215 for the fiscal year ended August 31, 2023 and $184,126 for the fiscal year ended August 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                  N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023